Revenue Recognition - Summary of Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Accounts receivable	$ 7,805	$ 12,398	$ 7,332
Obligations for refunds	5,590	3,448	2,214
Deferred revenue – current	311,543	274,819	190,778
Deferred revenue – non-current	$ 393,043	$ 254,481	$ 160,907